OTHER ACCOUNTS RECEIVABLE, NET - Measured at Amortization costs (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ACCOUNTS RECEIVABLE, NET
Accounts receivables for goods and services sales in non-financial sector companies	$ 1,235,009	$ 1,149,051
Debtors	1,040,941	964,289
Credit card compensations and network compensation	853,416	949,355
Payment in advance	597,890	538,407
Government	465,621	391,483
Conditional contributions	285,800	166,750
Trade receivables	145,748	85,402
Sales tax	138,376	82,553
Holding and parent establishment	85,054	147,617
Accounts receivable to payment offices	53,408	24,857
Other taxes	52,367	55,079
Storage Services	44,823	44,674
Quota shares retirement pensions	33,568	29,613
Others	575,964	325,576
Gross balance of other accounts receivable	5,607,985	4,954,706
Loss allowance	(339,156)	(284,321)
Other accounts receivable, net	$ 5,268,829	$ 4,670,385